Pensions - Changes in value of net pension assets/(liability) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions
Balance at beginning of year	£ (110)	£ (102)	£ (220)
Currency translation and other adjustments			(4)
Net interest expense		(8)
Current service cost		(99)
Past service cost		3
Loss on curtailments and settlements		(8)
Income statement - operating expenses		86	122
Return on plan assets excluding recognised interest income		4,860
Experience gains and losses		(3)
Effect of changes in actuarial financial assumptions		(2,343)
Effect of changes in actuarial demographic assumptions		62
Asset ceiling adjustments		(2,416)
Other comprehensive income		(166)	(280)
Contributions by employer		250	280
Benefits paid		(10)
Balance at end of year		(110)	(102)
Main Pension Scheme
Pensions
Net interest expense		(4)
Current service cost		(72)
Past service cost		3
Income statement - operating expenses		71	73
Return on plan assets excluding recognised interest income		4,612
Experience gains and losses		13
Effect of changes in actuarial financial assumptions		(2,182)
Effect of changes in actuarial demographic assumptions		77
Asset ceiling adjustments		(2,360)
Other comprehensive income		(134)	(136)
Contributions by employer		205	209
Main Pension Scheme | Forecast
Pensions
Contributions expected to be paid to plan in 2025	39
Fair value of plan assets
Pensions
Balance at beginning of year	(32,757)	(37,111)	(37,598)
Currency translation and other adjustments		5	21
Net interest expense		(1,737)
Income statement - operating expenses		(1,737)	(1,841)
Return on plan assets excluding recognised interest income		4,860
Other comprehensive income		(4,860)	(1,182)
Contributions by employer		250	278
Contributions by plan participants and other scheme members		(11)	(12)
Assets/liabilities extinguished upon settlement		42	50
Benefits paid		1,445	1,365
Balance at end of year		(32,757)	(37,111)
Fair value of plan assets | Main Pension Scheme
Pensions
Balance at beginning of year	(29,546)	(33,638)	(34,016)
Net interest expense		(1,589)
Income statement - operating expenses		(1,589)	(1,677)
Return on plan assets excluding recognised interest income		4,612
Other comprehensive income		(4,612)	(1,042)
Contributions by employer		205	209
Contributions by plan participants and other scheme members		(7)	(7)
Benefits paid		1,281	1,229
Balance at end of year		(29,546)	(33,638)
Present value of defined benefit obligation
Pensions
Balance at beginning of year	27,287	29,592	27,601
Currency translation and other adjustments		(9)	(21)
Net interest expense		1,374
Current service cost		(99)
Past service cost		3
Loss on curtailments and settlements		(8)
Income statement - operating expenses		1,468	1,478
Experience gains and losses		(3)
Effect of changes in actuarial financial assumptions		(2,343)
Effect of changes in actuarial demographic assumptions		62
Other comprehensive income		2,278	(1,939)
Contributions by employer			2
Contributions by plan participants and other scheme members		11	12
Assets/liabilities extinguished upon settlement		(42)	(50)
Benefits paid		(1,455)	(1,365)
Balance at end of year		27,287	29,592
Present value of defined benefit obligation | Main Pension Scheme
Pensions
Balance at beginning of year	24,461	26,534	24,733
Net interest expense		1,244
Current service cost		(72)
Past service cost		3
Income statement - operating expenses		1,319	1,286
Experience gains and losses		13
Effect of changes in actuarial financial assumptions		(2,182)
Effect of changes in actuarial demographic assumptions		77
Other comprehensive income		2,118	(1,737)
Contributions by plan participants and other scheme members		7	7
Benefits paid		(1,281)	(1,229)
Balance at end of year		24,461	26,534
Asset ceiling/minimum funding
Pensions
Balance at beginning of year	5,360	7,417	9,777
Currency translation and other adjustments		4	(4)
Net interest expense		355
Income statement - operating expenses		355	485
Asset ceiling adjustments		(2,416)
Other comprehensive income		2,416	2,841
Balance at end of year		5,360	7,417
Asset ceiling/minimum funding | Main Pension Scheme
Pensions
Balance at beginning of year	£ 5,085	7,104	9,283
Net interest expense		341
Income statement - operating expenses		341	464
Asset ceiling adjustments		(2,360)
Other comprehensive income		2,360	2,643
Balance at end of year		£ 5,085	£ 7,104